Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non- PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in 000s)(7)	Adjusted EBITDA ($ in 000s)(8)
					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
2025	7,239,484	7,567,107	1,876,765	1,991,947	507	282	(37,076)	53,167
2024	4,070,302	1,957,661	1,199,267	449,550	612	223	71,407	196,717
2023	3,457,487	(3,703,779)	1,064,708	(1,049,917)	616	187	173,700	344,217
2022	4,874,722	25,669,657	2,989,405	12,049,682	958	128	73,939	264,714
2021	3,581,389	5,136,429	1,593,231	2,408,446	225	153	(4,576)	119,176

(1)
Represents the amount reported for each of the corresponding years in the “Total” column of the Summary Compensation Table for Mr. Archer, the Company’s CEO.

(2)
Represents the amount of “compensation actually paid” to Mr. Archer, as computed in accordance with Item 402(v) of Regulation S-K. This amount does not reflect the total compensation actually realized or received by Mr. Archer. In accordance with Item 402(v) of Regulation S-K, these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2025	2024	2023	2022	2021
Summary Compensation Table Total	7,239,484	4,070,302	3,457,487	4,874,722	3,581,389
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(3,703,518)	(2,131,486)	(1,549,619)	(2,095,031)	(850,103)
Less, change in pension value and Non-Qualified Deferred Compensation earnings	0	0	0	0	0
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	4,930,985	1,384,506	840,193	11,624,887	1,809,574
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(444,836)	(1,621,290)	(7,410,418)	11,217,181	566,716
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	(455,008)	255,630	958,578	47,898	28,853
Compensation Actually Paid to Mr. Archer	7,567,107	1,957,661	(3,703,779)	25,669,657	5,136,429
(3)
Represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Archer) for each of the corresponding years in the “Total” column of the Summary Compensation Table. The names of each of the NEOs included for these purposes in each applicable year are as follows:

Year	PEO	NEOs included in Average
2025	James B Archer	Jason Vlacich, Troy C. Schrenk, Heidi Lewis, Brendan Dowhaniuk
2024	James B Archer	Jason Vlacich, Eric T. Kalamaras, Troy C. Schrenk, Heidi Lewis, Brendan Dowhaniuk
2023	James B Archer	Eric T. Kalamaras, Troy C. Schrenk, Heidi Lewis, Jason Vlacich, Travis Kelley
2022	James B Archer	Eric T. Kalamaras, Troy C. Schrenk
2021	James B Archer	Eric T. Kalamaras, Troy C. Schrenk

(4)
Represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Archer), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with Item 402(v) of Regulation S-K, these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	2025	2024	2023	2022	2021
Average Summary Compensation Table Total	1,876,765	1,199,267	1,064,708	2,989,405	1,593,231
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(683,935)	(416,908)	(361,574)	(1,887,019)	(425,052)
Less, change in pension value and Non-Qualified Deferred Compensation earnings	0	0	0	0	0
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	994,741	284,163	196,044	5,152,958	904,787
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(84,117)	(365,707)	(2,286,425)	5,554,520	284,110
Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	(111,506)	(251,265)	337,331	239,816	51,370
Average Compensation Actually Paid to Non-PEO NEOs	1,991,947	449,550	(1,049,917)	12,049,682	2,408,446

(5)
Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment if applicable, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is January 1, 2021.

(6)
The peer group used for the TSR calculation is the same peer group used by the Compensation Committee as the primary reference point to assess the competitiveness of compensation awarded to our NEOs, as described in the Compensation Discussion and Analysis above. The issuers comprising this peer group are described in “Executive Compensation — Compensation Discussion and Analysis — Use of Market Data” above. The issuers comprising this peer group have been updated from year to year to reflect changes in market cap and financials. Changes to the 2024 compensation peer group for compensation decisions made in 2024 are described in “Executive Compensation — Compensation Discussion and Analysis — Use of Market Data” above. Using the 2024 compensation peer group, the peer group TSR for 2025 would have been $295.

(7)
Represents the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)
Adjusted EBITDA is a Non-GAAP financial measure. Adjusted EBITDA is calculated as Adjusted EBITDA gross of bonus adjustments. Adjusted EBITDA is a non-GAAP financial measure. For a discussion of our use of non-GAAP financial measures, including a reconciliation of (i) Adjusted EBITDA to net income (loss), please see the “Non-GAAP Financial Measures” section beginning on page 68 in Item 7 to our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(3)
Represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Archer) for each of the corresponding years in the “Total” column of the Summary Compensation Table. The names of each of the NEOs included for these purposes in each applicable year are as follows:

Year	PEO	NEOs included in Average
2025	James B Archer	Jason Vlacich, Troy C. Schrenk, Heidi Lewis, Brendan Dowhaniuk
2024	James B Archer	Jason Vlacich, Eric T. Kalamaras, Troy C. Schrenk, Heidi Lewis, Brendan Dowhaniuk
2023	James B Archer	Eric T. Kalamaras, Troy C. Schrenk, Heidi Lewis, Jason Vlacich, Travis Kelley
2022	James B Archer	Eric T. Kalamaras, Troy C. Schrenk
2021	James B Archer	Eric T. Kalamaras, Troy C. Schrenk

Peer Group Issuers, Footnote
(6)
The peer group used for the TSR calculation is the same peer group used by the Compensation Committee as the primary reference point to assess the competitiveness of compensation awarded to our NEOs, as described in the Compensation Discussion and Analysis above. The issuers comprising this peer group are described in “Executive Compensation — Compensation Discussion and Analysis — Use of Market Data” above. The issuers comprising this peer group have been updated from year to year to reflect changes in market cap and financials. Changes to the 2024 compensation peer group for compensation decisions made in 2024 are described in “Executive Compensation — Compensation Discussion and Analysis — Use of Market Data” above. Using the 2024 compensation peer group, the peer group TSR for 2025 would have been $295.

PEO Total Compensation Amount	$ 7,239,484	$ 4,070,302	$ 3,457,487	$ 4,874,722	$ 3,581,389
PEO Actually Paid Compensation Amount	$ 7,567,107	1,957,661	(3,703,779)	25,669,657	5,136,429
Adjustment To PEO Compensation, Footnote
(2)
Represents the amount of “compensation actually paid” to Mr. Archer, as computed in accordance with Item 402(v) of Regulation S-K. This amount does not reflect the total compensation actually realized or received by Mr. Archer. In accordance with Item 402(v) of Regulation S-K, these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2025	2024	2023	2022	2021
Summary Compensation Table Total	7,239,484	4,070,302	3,457,487	4,874,722	3,581,389
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(3,703,518)	(2,131,486)	(1,549,619)	(2,095,031)	(850,103)
Less, change in pension value and Non-Qualified Deferred Compensation earnings	0	0	0	0	0
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	4,930,985	1,384,506	840,193	11,624,887	1,809,574
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(444,836)	(1,621,290)	(7,410,418)	11,217,181	566,716
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	(455,008)	255,630	958,578	47,898	28,853
Compensation Actually Paid to Mr. Archer	7,567,107	1,957,661	(3,703,779)	25,669,657	5,136,429

Non-PEO NEO Average Total Compensation Amount	$ 1,876,765	1,199,267	1,064,708	2,989,405	1,593,231
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,991,947	449,550	(1,049,917)	12,049,682	2,408,446
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Archer), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with Item 402(v) of Regulation S-K, these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.
Average Compensation Actually Paid to Non-PEO NEOs	2025	2024	2023	2022	2021
Average Summary Compensation Table Total	1,876,765	1,199,267	1,064,708	2,989,405	1,593,231
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(683,935)	(416,908)	(361,574)	(1,887,019)	(425,052)
Less, change in pension value and Non-Qualified Deferred Compensation earnings	0	0	0	0	0
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	994,741	284,163	196,044	5,152,958	904,787
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(84,117)	(365,707)	(2,286,425)	5,554,520	284,110
Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	(111,506)	(251,265)	337,331	239,816	51,370
Average Compensation Actually Paid to Non-PEO NEOs	1,991,947	449,550	(1,049,917)	12,049,682	2,408,446

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail under “Executive Compensation — Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
■
Adjusted EBITDA

■
Relative TSR

■
Cash Flow

Total Shareholder Return Amount	$ 507	612	616	958	225
Peer Group Total Shareholder Return Amount	282	223	187	128	153
Net Income (Loss)	$ (37,076,000)	$ 71,407,000	$ 173,700,000	$ 73,939,000	$ (4,576,000)
Company Selected Measure Amount	53,167,000	196,717,000	344,217,000	264,714,000	119,176,000
PEO Name	Mr. Archer
Peer group TSR Amount	$ 295
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(8)
Adjusted EBITDA is a Non-GAAP financial measure. Adjusted EBITDA is calculated as Adjusted EBITDA gross of bonus adjustments. Adjusted EBITDA is a non-GAAP financial measure. For a discussion of our use of non-GAAP financial measures, including a reconciliation of (i) Adjusted EBITDA to net income (loss), please see the “Non-GAAP Financial Measures” section beginning on page 68 in Item 7 to our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Cash Flow
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,703,518)	(2,131,486)	(1,549,619)	(2,095,031)	(850,103)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,930,985	1,384,506	840,193	11,624,887	1,809,574
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(444,836)	(1,621,290)	(7,410,418)	11,217,181	566,716
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(455,008)	255,630	958,578	47,898	28,853
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(683,935)	(416,908)	(361,574)	(1,887,019)	(425,052)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	994,741	284,163	196,044	5,152,958	904,787
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(84,117)	(365,707)	(2,286,425)	5,554,520	284,110
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (111,506)	$ (251,265)	$ 337,331	$ 239,816	$ 51,370